Long-Term Debt	12 Months Ended
Dec. 31, 2020
Long-Term Debt [Abstract]
LONG-TERM DEBT

6.    LONG-TERM DEBT

Our secured debt is secured by a first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.  At December 31, 2020 and 2019, our long-term debt consisted of the following:

	December 31,
	2020	2019

Fixed Rate Secured:
5.75% Senior Notes due September 30, 2020	$-	$126
8.50% Senior Notes, Series C, due December 30, 2020	-	14
4.10% Senior Notes, due June 1, 2022	400	400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	-
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
7.25% Senior Notes, Series B, due December 30, 2029	-	36
2.75% Senior Notes due May 15, 2030	400	-
6.47% Senior Notes, Series A, due September 30, 2030	-	83
7.00% Senior Notes due May 1, 2032	494	500
7.25% Senior Notes due January 15, 2033	323	350
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	500
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	500
3.10% Senior Notes, due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	-
5.35% Senior Notes due October 1, 2052	300	-
Secured long-term debt	9,327	8,221
Variable Rate Unsecured:
Term loan credit agreement maturing October 6, 2020	-	460
Total long-term debt	9,327	8,681
Unamortized discount and debt issuance costs	(98)	(56)
Less amount due currently	-	(608)
Long-term debt, less amounts due currently	$9,229	$8,017

Long-Term Debt-Related Activity in 2020

Senior Secured Notes

2030 Notes and 2050 Notes Issuances

On March 20, 2020, we completed a sale of $400 million aggregate principal amount of 2.75% Senior Secured Notes due May 15, 2030 (2030 Notes) and $400 million aggregate principal amount of 3.70% Senior Secured Notes due May 15, 2050 (2050 Notes). We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of approximately $790 million from the sale of the 2030 Notes and 2050 Notes for general corporate purposes, including the repayment of short-term and long-term debt.

The 2030 and 2050 Notes were issued pursuant to the provisions of an Indenture, dated as of August 1, 2002, between Oncor and The Bank of New York Mellon Trust Company, N.A. (as successor to The Bank of New York Mellon, formerly The Bank of New York) (as amended and supplemented, the Indenture). The 2030 Notes and the 2050 Notes each constitute a separate series of notes under the Indenture, but will be treated together with Oncor’s other outstanding debt securities issued under the Indenture for amendments and waivers and for taking certain other actions.

The 2030 Notes bear interest at a rate of 2.75% per annum and mature on May 15, 2030. The 2050 Notes bear interest at a rate of 3.70% per annum and mature on May 15, 2050. Interest on the 2030 Notes and 2050 Notes is payable in cash semiannually in arrears on May 15 and November 15 of each year, and the first interest payment was due on November 15, 2020. Prior to February 15, 2030, in the case of the 2030 Notes and November 15, 2049, in the case of the 2050 Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after February 15, 2030, in the case of the 2030 Notes and November 15, 2049, in the case of the 2050 Notes, we may redeem such Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such Notes, plus accrued and unpaid interest.

The 2030 Notes and 2050 Notes were issued in a private placement and were not registered under the Securities Act. In August 2020, we completed an offering with the holders of the 2030 Notes and 2050 Notes to exchange their respective notes for notes that have terms identical in all material respects to the 2030 Notes and 2050 Notes (Exchange Notes), except that the Exchange Notes do not contain terms with respect to transfer restrictions, registration rights and payment of additional interest for failure to observe certain obligations in a certain registration rights agreement. The Exchange Notes were registered on a Form S-4, which was declared effective in July 2020.

Debt Exchange and 2052 Notes Issuance

On September 23, 2020, we issued $300 million aggregate principal amount of 5.35% Senior Secured Notes due 2052 (the 2052 Notes) in exchange for a like aggregate principal amount of certain of our existing senior secured debt, consisting of (i) $35 million aggregate principal amount of our 7.25% Senior Notes, Series B, due December 30, 2029 (Series B Notes), (ii) $80 million aggregate principal amount of our 6.47% Senior Notes, Series A, due September 30, 2030 (Series A Notes), (iii) $6 million aggregate principal amount of our 7.00% Senior Secured Notes due May 1, 2032, (iv) $27 million aggregate principal amount of our 7.25% Senior Secured Notes due January 15, 2033, and (v) $152 million aggregate principal amount of our 5.30% Senior Secured Notes due June 1, 2042. We received no proceeds from the exchange.

The 2052 Notes were issued pursuant to the provisions of the Indenture. The 2052 Notes constitute a separate series of notes under the Indenture, but will be treated together with our other outstanding debt securities issued under the Indenture for amendments and waivers and for taking certain other actions.

The 2052 Notes bear interest at a rate of 5.35% per annum and mature on October 1, 2052. Interest on the 2052 Notes is payable in cash semi-annually in arrears on April 1 and October 1 of each year, and the first interest payment is due on April 1, 2021. Prior to April 1, 2052, we may redeem the 2052 Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after April 1, 2052, we may redeem the 2052 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such 2052 Notes, plus accrued and unpaid interest.

The 2052 Notes were issued in a private placement and were not registered under the Securities Act.  We have agreed, subject to certain exceptions, to register with the SEC notes having substantially identical terms as the 2052 Notes (except for provisions relating to the transfer restriction and payment of additional interest) as part of our offer to exchange freely tradable exchange notes for the 2052 Notes.  We have agreed to use commercially reasonable efforts to cause the exchange offer to be completed within 315 days after the issue date of the 2052 Notes.  If a registration statement for the exchange offer is not declared effective by the SEC within 270 days after the issue date of the 2052 Notes or the exchange offer is not completed within 315 days after the issue date of the 2052 Notes (an exchange default), then the annual interest rate of the 2052 Notes will increase 50 basis points per annum until the earlier of the expiration of the exchange default or the second anniversary of the issue date of the 2052 Notes.

2025 Notes Issuance

On September 28, 2020, we issued $450 million aggregate principal amount of 0.55% Senior Secured Notes due 2025 (the 2025 Notes). We intend to use the proceeds (net of the initial purchasers’ discount, fees and expenses) of approximately $443 million from the sale of the 2025 Notes to finance or refinance, in whole or in part, eligible projects consisting of investments in or expenditures with minority- and women-owned business suppliers pursuant to our sustainable bond framework. The net proceeds may be temporarily invested in cash, cash equivalents and/or U.S. government securities in accordance with our cash management policies or used to repay certain other indebtedness, or both.

The 2025 Notes were issued pursuant to the provisions of the Indenture. The 2025 Notes constitute a separate series of notes under the Indenture, but will be treated together with our other outstanding debt securities issued under the Indenture for amendments and waivers and for taking certain other actions.

The 2025 Notes bear interest at a rate of 0.55% per annum and mature on October 1, 2025. Interest on the 2025 Notes is payable in cash semi-annually in arrears on April 1 and October 1 of each year, and the first interest payment is due on April 1, 2021. Prior to September 1, 2025, we may redeem the 2025 Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after September 1, 2025, we may redeem the 2025 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the 2025 Notes, plus accrued and unpaid interest.

The 2025 Notes were issued in a private placement and were not registered under the Securities Act.  We have agreed, subject to certain exceptions, to register with the SEC notes having substantially identical terms as the 2025 Notes (except for provisions relating to the transfer restriction and payment of additional interest) as part of our offer to exchange freely tradable exchange notes for the 2025 Notes.  We have agreed to use commercially reasonable efforts to cause the exchange offer to be completed within 315 days after the issue date of the 2025 Notes.  If a registration statement for the exchange offer is not declared effective by the SEC within 270 days after the issue date of the 2025 Notes or the exchange offer is not completed within 315 days after the issue date of the 2025 Notes (an exchange default), then the annual interest rate of the 2025 Notes will increase 50 basis points per annum until the earlier of the expiration of the exchange default or the second anniversary of the issue date of the 2025 Notes.

January 2020 Term Loan Credit Agreement

On January 28, 2020, we entered into a $450 million unsecured term loan credit agreement that had a maturity date of June 1, 2021 (January 2020 Term Loan Credit Agreement).  We borrowed an aggregate of $450 million under the January 2020 Term Loan Credit Agreement, consisting of $163 million on January 29, 2020, $55 million on February 28, 2020 and $232 million on March 17, 2020. The proceeds from each borrowing were used for general corporate purposes, including the repayment of notes outstanding under our CP Program. Loans under the January 2020 Term Loan Credit Agreement bore interest at per annum rates equal to LIBOR plus 0.50%. On December 23, 2020, we repaid all outstanding borrowings under the January 2020 Term Loan Credit Agreement, and as a result it is no longer in effect.

March 2020 Term Loan Credit Agreement

On March 23, 2020, we entered into an unsecured term loan credit agreement (March 2020 Term Loan Credit Agreement) with a commitment equal to an aggregate principal amount of $350 million. We entered into an amendment to the March 2020 Term Loan Credit Agreement in June 2020. As amended, the March 2020 Term Loan Credit Agreement had a maturity date of June 30, 2021 and provided for loans to bear interest at per annum rates equal to LIBOR plus 0.95%. We borrowed an aggregate of $110 million under the March 2020 Term Loan Credit Agreement, consisting of $15 million and $95 million on June 30, 2020 and July 31, 2020, respectively. The proceeds from each borrowing were used for general corporate purposes, including the repayment of notes outstanding under our CP Program. On September 28, 2020, we repaid all outstanding borrowings under the March 2020 Term Loan Credit Agreement, and as a result it is no longer in effect.

Interest Rate Hedge Transactions

In February and March of 2020, we entered into interest rate hedge transactions hedging the variability of benchmark bond rates used to determine interest rates on anticipated issuances of ten-year and thirty-year senior secured notes.  The hedges were terminated in March 2020 upon our issuance of the 2030 Notes and 2050 Notes.  We recognized a $29 million ($23 million after-tax) loss related to the fair value of the hedge transactions in accumulated other comprehensive loss.  We expect approximately $4 million of the amount reported in accumulated other comprehensive loss at December 31, 2020 related to interest rate hedges to be reclassified into net income as an increase to interest expense within the next 12 months, including $2 million from the current year transactions.

Debt Repayments

Repayments of long-term debt during the year ended December 31, 2020 included $14 million principal amount of our 8.50% Senior Secured Notes, Series C, due December 30, 2020 (Series C Notes), $126 million aggregate principal amount of our 5.75% Senior Secured Notes due September 30, 2020, $110 million principal amount borrowed under the March 2020 Term Loan Credit Agreement, $450 million principal amount borrowed under the January 2020 Term Loan Credit Agreement, $460 million principal amount borrowed under a term loan credit agreement entered into in September  2019 (2019 Term Loan Credit Agreement) and $5 million principal amount of the quarterly amortizing debt for our Series A Notes, Series B Notes, and Series C Notes.  The Series A Notes, Series B Notes, and Series C Notes were issued pursuant to a note purchase agreement, dated as of May 3, 2019. As a result of the September 2020 senior secured notes exchange, in which all of the outstanding Series A Notes and Series B Notes were exchanged for a like principal amount of 2052 Notes, and the December 30, 2020 repayment of the Series C Notes upon maturity, no notes remain outstanding under that note purchase agreement. The $460 million principal amount repaid under the 2019 Term Loan Credit Agreement, the $450 million principal amount repaid under the January 2020 Term Loan Credit Agreement and the $110 million principal amount repaid under the March 2020 Term Loan Credit Agreement constituted all amounts outstanding under those respective agreements, and as a result of those repayments, the 2019 Term Loan Credit Agreement, January 2020 Term Loan Credit Agreement and March 2020 Term Loan Credit Agreement are no longer in effect.

Deed of Trust

Our secured debt is secured equally and ratably by a first priority lien on certain Oncor transmission and distribution assets.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At December 31, 2020, the amount of available bond credits was $2.115 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $3.328 billion.

Borrowings under the CP Program, the Credit Facility and our term loan credit agreements are not secured.

Maturities

Long-term debt maturities at December 31, 2020, are as follows:

Year	Amount
2021	$-
2022	882
2023	-
2024	500
2025	974
Thereafter	6,971
Unamortized discount and debt issuance costs	(98)
Total	$9,229

Fair Value of Long-Term Debt

At December 31, 2020 and 2019, the estimated fair value of our long-term debt (including current maturities) totaled $11.638 billion and $10.003 billion, respectively, and the carrying amount totaled $9.229 billion and $8.625 billion, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.